Investments (Tables)	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of investments [Table Text Block]
	2025	2024

Marketable securities	$21,016	$5,356
Equity securities of private companies (Note 26)	429	576
Funds	2,691	1,042
	$24,136	$6,974